Securities trading and intermediation (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Summary of Securities, Trading and Intermediation Assets and Liabilities [Abstract]
Cash and settlement records	R$ 1,277,579	R$ 1,394,451
Debtors pending settlement	1,768,735	1,980,341
(-) Expected losses on Securities trading and intermediation (a)	(114,692)	(105,179)
Other	697	1,387
Total Assets	2,932,319	3,271,000
Cash and settlement records	166,625	171,659
Creditors pending settlement	1,957,045	2,401,828
Customer's cash on investment account	14,819,869	13,489,210
Total Liabilities	R$ 16,943,539	R$ 16,062,697